INVESTMENTS IN TRADING SECURITIES (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Investments In Trading Securities 1	$ 81,012
Investments In Trading Securities 2	141,030
Investments In Trading Securities 3	$ 260,434